Business Combinations - Summary of Purchase Consideration (Detail) - Bitla Software Private Limited [Member] $ in Thousands	Jul. 25, 2018 USD ($)
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 11,942
Total consideration transferred	$ 11,942